                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gina DiMento
Title: Vice President
Phone:617-526-8990


Signature, Place, and Date of Signing:

Gina DiMento                    Boston, MA                      2-14-06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:

                                                   0
Number of Other Included Managers:      _____________
                                                 134
Form 13F Information Table Entry Total: _____________
                                           1,347,866
Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


As of December 31, 2005                               Name of Reporting manager:
                                                    PAR CAPITAL MANAGEMENT, INC.



                                                                                                               --------------------
                                                                                                                  (SEC USE ONLY)

------------------    --------------   --------   -----------     ----------------------  ----------  -------- --------------------
      ITEM 1             ITEM 2         ITEM 3      ITEM 4                 ITEM 5           ITEM 6     ITEM 7       ITEM 8
------------------    --------------   --------   -----------     ----------------------  ----------  -------- --------------------
                                                                        SHARES OF                     MANAGERS
                                        CUSIP     FAIR MARKET                    SHR/PRN/  INVESTMENT SEE INST    VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    NUMBER      VALUE        PRN AMT         PUT/CALL  DISCRETION     V     SOLE     SHARED NONE
------------------    --------------   --------   -----------    -------         -------- ----------  -------- ----      ------ ---
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd -SPON ADR         Common       000375204    1,992,600.00     205,000.00  SHR       X                      205000
------------------------------------------------------------------------------------------------------------------------------------
Akamai Technlologies
 Inc                      Common       00971T101    7,294,380.00     366,000.00  SHR       X                      366000
------------------------------------------------------------------------------------------------------------------------------------
AmDocs Limited            Common       G02602103    1,375,000.00      50,000.00  SHR       X                       50000
------------------------------------------------------------------------------------------------------------------------------------
Americas Car Mart
 Inc.                     Common       03062T105    2,478,000.00     150,000.00  SHR       X                      150000
------------------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp     Common       036115103    4,097,524.00     118,700.00  SHR       X                      118700
------------------------------------------------------------------------------------------------------------------------------------
Alaska Air Group Inc.     Common       011659109    7,322,600.00     205,000.00  SHR       X                      205000
------------------------------------------------------------------------------------------------------------------------------------
Alliance Gaming
 Corporation              Common       01859P609   16,640,862.00   1,278,100.00  SHR       X                     1278100
------------------------------------------------------------------------------------------------------------------------------------
American Express          Common       025816109    6,175,200.00     120,000.00  SHR       X                      120000
------------------------------------------------------------------------------------------------------------------------------------
AMR Corp                  Common       001765106  134,587,089.00   6,054,300.00  SHR       X                     6054300
------------------------------------------------------------------------------------------------------------------------------------
AMR Corp                  Common       001765106       20,118.15         905.00  SHR       X                         905
------------------------------------------------------------------------------------------------------------------------------------
Atmel Corp                Common       049513104    1,931,250.00     625,000.00  SHR       X                      625000
------------------------------------------------------------------------------------------------------------------------------------
Bakers Footwear Group
 Inc.                     Common       057465106      306,154.28      19,906.00  SHR       X                       19906
------------------------------------------------------------------------------------------------------------------------------------
Boots & Coots Intl        Common       099469504      305,344.00     293,600.00  SHR       X                      293600
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming
 Corporation              Common       103304101    1,987,422.00      41,700.00  SHR       X                       41700
------------------------------------------------------------------------------------------------------------------------------------
CIT Group Inc             Common       125581108    4,411,656.00      85,200.00  SHR       X                       85200
------------------------------------------------------------------------------------------------------------------------------------
CKE Restaurants           Common       12561E105   14,861,000.00   1,100,000.00  SHR       X                     1100000
------------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems
 Corp                 Class A Common   12686C109   15,255,500.00     650,000.00  SHR       X                      650000
------------------------------------------------------------------------------------------------------------------------------------
Captaris Inc.             Common       14071N104      807,508.53     218,837.00  SHR       X                      218837
------------------------------------------------------------------------------------------------------------------------------------
Carmax Inc.               Common       143130102    1,384,000.00      50,000.00  SHR       X                       50000
------------------------------------------------------------------------------------------------------------------------------------
Carnival Corp             Common       143658300    6,683,750.00     125,000.00  SHR       X                      125000
------------------------------------------------------------------------------------------------------------------------------------
Carrier Access Corp       Common       144460102    2,721,337.32     550,878.00  SHR       X                      550878
------------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing
 Corporation              Common       148867104   11,407,500.00     450,000.00  SHR       X                      450000
------------------------------------------------------------------------------------------------------------------------------------
Charles Schwab
 Corporation              Common       808513105    1,467,000.00     100,000.00  SHR       X                      100000
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.            Common       172967101    4,464,760.00      92,000.00  SHR       X                       92000
------------------------------------------------------------------------------------------------------------------------------------
Coast Financial
 Holdings Inc.            Common       212485106      840,635.07      51,227.00  SHR       X                       51227
------------------------------------------------------------------------------------------------------------------------------------
Cohu Inc.                 Common       192576106    3,960,123.46     173,158.00  SHR       X                      173158
------------------------------------------------------------------------------------------------------------------------------------
Conagra Inc.              Common       205887102    3,508,440.00     173,000.00  SHR       X                      173000
------------------------------------------------------------------------------------------------------------------------------------
Conns Inc                 Common       208242107   11,904,548.73     322,879.00  SHR       X                      322879
------------------------------------------------------------------------------------------------------------------------------------
Convata Holding
 Corporation              Common       22282E102    6,400,500.00     425,000.00  SHR       X                      425000
------------------------------------------------------------------------------------------------------------------------------------
Credence Systems Corp     Common       225302108    1,740,000.00     250,000.00  SHR       X                      250000
------------------------------------------------------------------------------------------------------------------------------------
Crown Holdings Inc.       Common       228368106      566,370.00      29,000.00  SHR       X                       29000
------------------------------------------------------------------------------------------------------------------------------------
DDI Corp                  Common       233162304      871,291.55     917,149.00  SHR       X                      917149
------------------------------------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp      Common       243537107   31,695,800.54   1,147,567.00  SHR       X                     1147567
------------------------------------------------------------------------------------------------------------------------------------
E TRADE Group Inc.        Common       269246104    8,344,000.00     400,000.00  SHR       X                      400000
------------------------------------------------------------------------------------------------------------------------------------
Echostar
 Communications       Class A Common   278762109   21,744,000.00     800,000.00  SHR       X                      800000
------------------------------------------------------------------------------------------------------------------------------------
Electronic Game
 Card Inc.                Common       285716106      220,000.00     400,000.00  SHR       X                      400000
------------------------------------------------------------------------------------------------------------------------------------
Embarcadero
 Technologies             Common       290787100    1,383,200.00     190,000.00  SHR       X                      190000
------------------------------------------------------------------------------------------------------------------------------------
Emrise Corporation        Common       29246J101      543,437.00     405,550.00  SHR       X                      405550
------------------------------------------------------------------------------------------------------------------------------------
Employee Solutions        Common       292166105            9.10      70,000.00  SHR       X                       70000
------------------------------------------------------------------------------------------------------------------------------------
Encore Capital
 Group Inc.               Common       292554102    5,092,225.00     293,500.00  SHR       X                      293500
------------------------------------------------------------------------------------------------------------------------------------
EMAK Worldwide Inc        Common       294724109      345,780.00      51,000.00  SHR       X                       51000
------------------------------------------------------------------------------------------------------------------------------------
Equinix Inc.              Common       29444U502    7,744,400.00     190,000.00  SHR       X                      190000
------------------------------------------------------------------------------------------------------------------------------------
Espeed Inc.               Common       296643109    3,211,986.00     416,600.00  SHR       X                      416600
------------------------------------------------------------------------------------------------------------------------------------
Expedia Inc               Common       302125109    4,985,740.56     208,086.00  SHR       X                      208086
------------------------------------------------------------------------------------------------------------------------------------
ExpressJet Holdings
 Inc.                     Common       30218U108    5,760,889.00     712,100.00  SHR       X                      712100
------------------------------------------------------------------------------------------------------------------------------------
Federal National
 Mortgage Assn            Common       313586109    4,881,000.00     100,000.00  SHR       X                      100000
------------------------------------------------------------------------------------------------------------------------------------
Formfactor Inc.           Common       346375108    4,398,939.09     180,063.00  SHR       X                      180063
------------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler LTD        Common       G36535139    1,103,400.00      30,000.00  SHR       X                       30000
------------------------------------------------------------------------------------------------------------------------------------
Frontier Airlines
 Inc.                     Common       359065109    1,086,448.44     117,581.00  SHR       X                      117581
------------------------------------------------------------------------------------------------------------------------------------
G-III Apparel
 Group LTD                Common       36237H101    4,326,063.93     318,327.00  SHR       X                      318327
------------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment
 Co                       Common       367905106   32,144,312.16     737,424.00  SHR       X                      737424
------------------------------------------------------------------------------------------------------------------------------------
Global Technovations
 Inc.                     Common       37939M109           44.27     340,500.00  SHR       X                      340500
------------------------------------------------------------------------------------------------------------------------------------
Gtech Holdings Corp       Common       400518106   18,041,016.00     568,400.00  SHR       X                      568400
------------------------------------------------------------------------------------------------------------------------------------
Harris Interactive
 Inc.                     Common       414549105    1,459,891.82     338,722.00  SHR       X                      338722
------------------------------------------------------------------------------------------------------------------------------------
IDT Corporation           Common       448947309    1,377,090.00     117,700.00  SHR       X                      117700
------------------------------------------------------------------------------------------------------------------------------------
Indymac Mtg Hldgs
 Inc.                     Common       456607100    3,902,000.00     100,000.00  SHR       X                      100000
------------------------------------------------------------------------------------------------------------------------------------
Innovo Group Inc.         Common       457954600    3,149,534.00   3,057,800.00  SHR       X                     3057800
------------------------------------------------------------------------------------------------------------------------------------
Interland Inc.            Common       458727104    8,860,000.00   2,000,000.00  SHR       X                     2000000
------------------------------------------------------------------------------------------------------------------------------------
Intersil Corp         Class A Common   460695109    1,866,000.00      75,000.00  SHR       X                       75000
------------------------------------------------------------------------------------------------------------------------------------
Iomega Corp               Common       462030305      923,790.00     371,000.00  SHR       X                      371000
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.     Common       46625H100    2,381,400.00      60,000.00  SHR       X                       60000
------------------------------------------------------------------------------------------------------------------------------------
James River Coal Co.      Common       470355207    2,474,748.80      64,784.00  SHR       X                       64784
------------------------------------------------------------------------------------------------------------------------------------
Kohls Corp                Common       500255104   11,178,000.00     230,000.00  SHR       X                      230000
------------------------------------------------------------------------------------------------------------------------------------
LECG Corp                 Common       523234102    4,554,324.72     262,044.00  SHR       X                      262044
------------------------------------------------------------------------------------------------------------------------------------
LTWC Corporation          Common       522002104            4.63      15,428.00  SHR       X                       15428
------------------------------------------------------------------------------------------------------------------------------------
LTX Corporation           Common       502392103    2,475,000.00     550,000.00  SHR       X                      550000
------------------------------------------------------------------------------------------------------------------------------------
Lakes Entertainment
 Inc.                     Common       51206P106    3,325,000.00     500,000.00  SHR       X                      500000
------------------------------------------------------------------------------------------------------------------------------------
Leadis Technology
 Inc.                     Common       52171N103    2,409,185.45     467,803.00  SHR       X                      467803
------------------------------------------------------------------------------------------------------------------------------------
Lighting Science
 Group Corp               Common       53224G103        3,031.07       5,719.00  SHR       X                        5719
------------------------------------------------------------------------------------------------------------------------------------
Lithia Motors Inc     Class A Common   536797103   17,336,016.00     551,400.00  SHR       X                      551400
------------------------------------------------------------------------------------------------------------------------------------
Lodgenet
 Entertainment
 Corporation              Common       540211109   10,455,000.00     750,000.00  SHR       X                      750000
------------------------------------------------------------------------------------------------------------------------------------
MEMC Electronic
 Materials                Common       552715104    1,922,139.00      86,700.00  SHR       X                       86700
------------------------------------------------------------------------------------------------------------------------------------
MRV Communications
 Inc.                     Common       553477100    1,649,181.95     804,479.00  SHR       X                      804479
------------------------------------------------------------------------------------------------------------------------------------
MTR Gaming Group Inc.     Common       553769100    9,555,984.42     917,962.00  SHR       X                      917962
------------------------------------------------------------------------------------------------------------------------------------
MAIR Holdings Inc.        Common       59066B102    5,652,000.00   1,200,000.00  SHR       X                     1200000
------------------------------------------------------------------------------------------------------------------------------------
Monolithic System
 Technology Inc.          Common       609842109      990,000.00     180,000.00  SHR       X                      180000
------------------------------------------------------------------------------------------------------------------------------------
Montpelier Re
 Holdings                 Common       G62185106    1,411,830.00      74,700.00  SHR       X                       74700
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
 Witter Discover & Co     Common       617446448      953,232.00      16,800.00  SHR       X                       16800
------------------------------------------------------------------------------------------------------------------------------------
Multimedia Games Inc.     Common       749938106    7,090,966.75     766,591.00  SHR       X                      766591
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq Stock Market
 Inc.                     Common       631103108    3,518,000.00     100,000.00  SHR       X                      100000
------------------------------------------------------------------------------------------------------------------------------------
Nautilus Inc.             Common       63910B102   13,410,755.40     718,690.00  SHR       X                      718690
------------------------------------------------------------------------------------------------------------------------------------
Navigant
 International Inc.       Common       63935R108    8,680,000.00     800,000.00  SHR       X                      800000
------------------------------------------------------------------------------------------------------------------------------------
Netbank Inc.              Common       640933107    2,913,811.50     403,575.00  SHR       X                      403575
------------------------------------------------------------------------------------------------------------------------------------
Network Equipment
 Technologies             Common       641208103      521,840.00     118,600.00  SHR       X                      118600
------------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. LTD          Common       654445303    2,668,750.00     175,000.00  SHR       X                      175000
------------------------------------------------------------------------------------------------------------------------------------
Ohio Art Co                Common      677143109      222,750.00      40,500.00  SHR       X                       40500
------------------------------------------------------------------------------------------------------------------------------------
Optimal Group Inc.    Class A Common   68388R208    2,026,000.00     100,000.00  SHR       X                      100000
------------------------------------------------------------------------------------------------------------------------------------
Partnerre Ltd             Common       G6852T105      656,700.00      10,000.00  SHR       X                       10000
------------------------------------------------------------------------------------------------------------------------------------
Peets Coffee & Tea
 Inc.                     Common       705560100    3,390,914.45     111,727.00  SHR       X                      111727
------------------------------------------------------------------------------------------------------------------------------------
Pegasus Solutions
 Inc.                     Common       705906105    5,848,440.00     652,000.00  SHR       X                      652000
------------------------------------------------------------------------------------------------------------------------------------
Penn National
 Gaming Inc.              Common       707569109   35,757,340.00   1,085,200.00  SHR       X                     1085200
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Companies Inc     Common       71902E109    1,893,232.00     138,800.00  SHR       X                      138800
------------------------------------------------------------------------------------------------------------------------------------
Pixar                     Common       725811103    2,683,448.00      50,900.00  SHR       X                       50900
------------------------------------------------------------------------------------------------------------------------------------
Placer Sierra
 Bancshares               Common       726079106    3,100,277.93     111,883.00  SHR       X                      111883
------------------------------------------------------------------------------------------------------------------------------------
Planetout Inc.            Common       727058109      873,103.84     100,588.00  SHR       X                      100588
------------------------------------------------------------------------------------------------------------------------------------
Priceline Inc.            Common       741503403   82,645,112.16   3,702,738.00  SHR       X                     3702738
------------------------------------------------------------------------------------------------------------------------------------
Puradyn Filter
 Technologies Inc.        Common       746091107      356,562.00     502,200.00  SHR       X                      502200
------------------------------------------------------------------------------------------------------------------------------------
Pure Cycle Corp New       Common       746228303   15,029,454.45   1,996,739.00  SHR       X                     1996739
------------------------------------------------------------------------------------------------------------------------------------
Quicksliver Inc.          Common       748380106      692,000.00      50,000.00  SHR       X                       50000
------------------------------------------------------------------------------------------------------------------------------------
Republic Airways
 Holdings Inc.            Common       760276105    7,600,000.00     500,000.00  SHR       X                      500000
------------------------------------------------------------------------------------------------------------------------------------
Royal Carribean
 Cruises                  Common       010775124    2,253,000.00      50,000.00  SHR       X                       50000
------------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings
 Corporation          Class A Common   785905100   33,874,550.00   1,405,000.00  SHR       X                     1405000
------------------------------------------------------------------------------------------------------------------------------------
Satyam Computer
 Svcs Ltd                 Common       804098101    7,866,850.00     215,000.00  SHR       X                      215000
------------------------------------------------------------------------------------------------------------------------------------
Select Comfort Corp       Common       81616X103    4,745,225.00     173,500.00  SHR       X                      173500
------------------------------------------------------------------------------------------------------------------------------------
Selectica Inc.            Common       816288104    2,273,940.90     797,874.00  SHR       X                      797874
------------------------------------------------------------------------------------------------------------------------------------
SLM Corporation           Common       78442P106    8,373,680.00     152,000.00  SHR       X                      152000
------------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co     Common       844741108    4,107,500.00     250,000.00  SHR       X                      250000
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp
 Inc.                     Common       845905108      843,180.00      39,000.00  SHR       X                       39000
------------------------------------------------------------------------------------------------------------------------------------
Station Casinos Inc.      Common       857689103   61,572,570.00     908,150.00  SHR       X                      908150
------------------------------------------------------------------------------------------------------------------------------------
Stats Chippac LTD ADR     Common       85771T104   14,182,080.00   2,085,600.00  SHR       X                     2085600
------------------------------------------------------------------------------------------------------------------------------------
Sunterra Corporation      Common       86787D208    4,266,000.00     300,000.00  SHR       X                      300000
------------------------------------------------------------------------------------------------------------------------------------
Sycamore Networks
 Inc.                     Common       871206108      864,000.00     200,000.00  SHR       X                      200000
------------------------------------------------------------------------------------------------------------------------------------
Synplicity Inc.           Common       87160Y108    1,660,000.00     200,000.00  SHR       X                      200000
------------------------------------------------------------------------------------------------------------------------------------
TNS Inc.                  Common       872960109      959,000.00      50,000.00  SHR       X                       50000
------------------------------------------------------------------------------------------------------------------------------------
Teradyne Inc.             Common       880770102      728,500.00      50,000.00  SHR       X                       50000
------------------------------------------------------------------------------------------------------------------------------------
Terex Corp                Common       880779103    8,143,740.00     137,100.00  SHR       X                      137100
------------------------------------------------------------------------------------------------------------------------------------
Therma-Wave Inc           Common       88343A108      872,507.35     610,145.00  SHR       X                      610145
------------------------------------------------------------------------------------------------------------------------------------
Tivo Inc.                 Common       888706108   10,483,973.12   2,047,651.00  SHR       X                     2047651
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.          Common       887317105      872,000.00      50,000.00  SHR       X                       50000
------------------------------------------------------------------------------------------------------------------------------------
TOPPS Co Inc.             Common       890786106      408,650.00      55,000.00  SHR       X                       55000
------------------------------------------------------------------------------------------------------------------------------------
Triad Hospital Inc.       Common       89579K109    7,367,394.00     187,800.00  SHR       X                      187800
------------------------------------------------------------------------------------------------------------------------------------
United Online Inc.        Common       911268100      993,300.00      70,000.00  PUT       X                       70000
------------------------------------------------------------------------------------------------------------------------------------
Universal Health
 Services, Inc.       Class B Common   913903100   38,560,500.00     825,000.00  SHR       X                      825000
------------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters Inc.     Common       917047102    3,796,500.00     150,000.00  SHR       X                      150000
------------------------------------------------------------------------------------------------------------------------------------
US Airways Group          Common       90341Q108  353,050,164.97  10,768,485.00  SHR       X                    10768485
------------------------------------------------------------------------------------------------------------------------------------
Vaalco Energy Inc.        Common       91851C201    3,392,000.00     800,000.00  SHR       X                      800000
------------------------------------------------------------------------------------------------------------------------------------
Waddell & Reed
 Financial Inc.       Class A Common   930059100    1,205,775.00      57,500.00  SHR       X                       57500
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual
 Inc.                     Common       939322103      870,000.00      20,000.00  SHR       X                       20000
------------------------------------------------------------------------------------------------------------------------------------
Webzen Inc.               Common       94846M102    1,994,400.00     240,000.00  SHR       X                      240000
------------------------------------------------------------------------------------------------------------------------------------
Wet Seal Inc.         Class A Common   961840105    7,372,748.76   1,660,529.00  SHR       X                     1660529
------------------------------------------------------------------------------------------------------------------------------------
WMS Industries Inc.       Common       929297109   10,311,990.00     411,000.00  SHR       X                      411000
------------------------------------------------------------------------------------------------------------------------------------
WPT Enterprises Inc.      Common       98211W108    2,970,000.00     500,000.00  SHR       X                      500000
------------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd        Class A Common   G98255105    1,920,330.00      28,500.00  SHR       X                       28500
------------------------------------------------------------------------------------------------------------------------------------
Zions Bancorporation      Common       989701107    6,044,800.00      80,000.00  SHR       X                       80000
------------------------------------------------------------------------------------------------------------------------------------
     Total Long Equities                        1,347,866,846.61
                                                ----------------